Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

December 31, 2018

Dates Covered
Collections Period	12/01/18 - 12/31/18
Interest Accrual Period	12/17/18 - 01/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/18	249,853,129.93	18,811
Yield Supplement Overcollateralization Amount 11/30/18	6,665,173.05	0
Receivables Balance 11/30/18	256,518,302.98	18,811
Principal Payments	11,174,837.82	387
Defaulted Receivables	675,702.08	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/18	6,183,294.39	0
Pool Balance at 12/31/18	238,484,468.69	18,382

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.64%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	6,380,501.73	360
Past Due 61-90 days	1,847,775.40	107
Past Due 91-120 days	340,398.29	22
Past Due 121+ days	0.00	0
Total	8,568,675.42	489

Total 31+ Delinquent as % Ending Pool Balance	3.59%
Total 61+ Delinquent as % Ending Pool Balance	0.92%
Delinquency Trigger Occurred	NO

Recoveries	298,300.85
Aggregate Net Losses/(Gains) - December 2018	377,401.23
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.77%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	1.47%
Third Prior Net Losses Ratio	1.11%
Four Month Average	1.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.19%

Overcollateralization Target Amount	10,731,801.09
Actual Overcollateralization	10,731,801.09
Weighted Average APR	3.84%
Weighted Average APR, Yield Adjusted	5.71%
Weighted Average Remaining Term	35.10

Flow of Funds	$ Amount

Collections	12,265,874.41
Investment Earnings on Cash Accounts	62,364.40
Servicing Fee	(213,765.25)
Transfer to Collection Account	0.00
Available Funds	12,114,473.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	336,575.12
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	125,270.39
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,731,801.09
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	920,826.96

Total Distributions of Available Funds	12,114,473.56

Servicing Fee	213,765.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 12/17/18	238,609,739.08
Principal Paid	10,857,071.48
Note Balance @ 01/15/19	227,752,667.60

Class A-1
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-2
Note Balance @ 12/17/18	0.00
Principal Paid	0.00
Note Balance @ 01/15/19	0.00
Note Factor @ 01/15/19	0.0000000%

Class A-3
Note Balance @ 12/17/18	145,779,739.08
Principal Paid	10,857,071.48
Note Balance @ 01/15/19	134,922,667.60
Note Factor @ 01/15/19	51.4972014%

Class A-4
Note Balance @ 12/17/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	74,800,000.00
Note Factor @ 01/15/19	100.0000000%

Class B
Note Balance @ 12/17/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/19	18,030,000.00
Note Factor @ 01/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	336,575.12
Total Principal Paid	10,857,071.48
Total Paid	11,193,646.60

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	215,025.12
Principal Paid	10,857,071.48
Total Paid to A-3 Holders	11,072,096.60

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3918996
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.6417003
Total Distribution Amount	13.0335999

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8207066
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	41.4392041
Total A-3 Distribution Amount	42.2599107

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	11.54
Noteholders' Principal Distributable Amount	988.46

Account Balances	$ Amount

Reserve Account
Balance as of 12/17/18	22,196,494.13
Investment Earnings	40,657.66
Investment Earnings Paid	(40,657.66)
Deposit/(Withdrawal)	-
Balance as of 01/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13